Employee retirement benefit	12 Months Ended
Dec. 31, 2024
Employee retirement benefit
Employee retirement benefit
13.	Employee retirement benefit
Full time employees in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions made and accrued for such employee benefits were RMB370,055, RMB455,559 and RMB592,786 for the years ended December 31, 2022, 2023 and 2024, respectively.